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American Funds International Vantage Fund | American Funds International Vantage Fund
American Funds International Vantage Fund SM
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds International Vantage Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds International Vantage Fund - American Funds International Vantage Fund		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529 F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	[1]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.25%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.22%	0.22%	0.23%	0.21%	0.20%	0.11%	0.27%	0.26%	0.23%	0.28%	0.27%	0.25%	0.20%	0.21%	0.42%	0.31%	0.25%	0.19%	0.27%	0.15%	0.11%
Total annual fund operating expenses		1.00%	1.70%	0.96%	0.94%	0.68%	0.59%	1.00%	1.74%	1.21%	1.01%	1.00%	0.73%	0.68%	1.69%	1.65%	1.39%	1.23%	0.92%	0.75%	0.63%	0.59%
Expense reimbursement	[2]	0.03%	0.03%	0.03%	0.03%	0.03%	0.06%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.08%	0.04%	0.03%	0.03%	0.04%	0.04%	0.07%	0.06%	0.06%
Total annual fund operating expenses after expense reimbursement		0.97%	1.67%	0.93%	0.91%	0.65%	0.53%	0.97%	1.71%	1.18%	0.98%	0.97%	0.70%	0.60%	1.65%	1.62%	1.36%	1.19%	0.88%	0.68%	0.57%	0.53%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - American Funds International Vantage Fund - American Funds International Vantage Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529 F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 668	$ 270	$ 343	$ 93	$ 66	$ 54	$ 445	$ 274	$ 120	$ 347	$ 99	$ 72	$ 61	$ 168	$ 165	$ 138	$ 121	$ 90	$ 69	$ 58	$ 54
3 years	872	533	545	297	215	183	654	545	381	561	315	230	210	529	517	437	386	289	233	196	183
5 years	1,093	920	765	517	376	323	880	941	662	791	550	403	371	914	894	758	672	505	410	345	323
10 years	$ 1,727	$ 1,820	$ 1,396	$ 1,152	$ 844	$ 732	$ 1,529	$ 1,590	$ 1,463	$ 1,453	$ 1,222	$ 904	$ 839	$ 1,994	$ 1,952	$ 1,666	$ 1,485	$ 1,128	$ 924	$ 781	$ 732

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds International Vantage Fund - American Funds International Vantage Fund - USD ($)	Class C	Class 529-C
1 year	$ 170	$ 174
3 years	533	545
5 years	920	941
10 years	$ 1,820	$ 1,590

Keep this supplement with your prospectus.